Related party transactions (Tables)	12 Months Ended
Dec. 31, 2024
Related party transactions
Schedule of major related parties and their relationships with the Company

Name of related parties	Relationship
Weidong Luo	Founder, Chief Executive Officer
Guangzhou Tianlang Network Technology Co., Ltd.	Company that is significantly influenced by Weidong Luo

Schedule of transactions with related parties

		For the year ended December 31,
		2022	2023	2024
		RMB	RMB	RMB	US$
Services provided to:	(i)
Guangzhou Tianlang Network Technology Co., Ltd.		400	—	—	—
(i)	The Company entered into agreements with Guangzhou Tianlang Network Technology Co., Ltd. to provide advertising services and JG Alliance service in 2022. Guangzhou Tianlang Network Technology Co., Ltd. has been deregistered in 2023.